Premises And Equipment [Text Block]	12 Months Ended
Mar. 31, 2013
Premises And Equipment [Text Block]
5.	PREMISES AND EQUIPMENT

Premises and equipment at March 31, 2012 and 2013 consisted of the following:

	2012	2013
	(in millions)
Land	¥381,977	¥379,943
Buildings	708,223	723,902
Equipment and furniture	687,228	767,733
Leasehold improvements	233,123	236,353
Construction in progress	19,330	17,976

Total	2,029,881	2,125,907
Less accumulated depreciation	1,042,407	1,066,853

Premises and equipment-net	¥987,474	¥1,059,054

Premises and equipment include capitalized leases, principally related to data processing equipment, which amounted to ¥45,883 million and ¥43,222 million at March 31, 2012 and 2013, respectively. Accumulated depreciation on such capitalized leases at March 31, 2012 and 2013 amounted to ¥31,090 million and ¥29,385 million, respectively.

BTMU has entered into sales agreements to sell its buildings and land and, under separate agreements, leased those properties back for its business operations, including bank branches. BTMU either provided nonrecourse financings to the buyers for the sales proceeds or invested in the equities of the buyers. As a result, BTMU was considered to have continuing involvement with the properties. For accounting and reporting purposes, these transactions were accounted for under the financing method with the sales proceeds recognized as a financing obligation. The properties were reported on the accompanying consolidated balance sheets and depreciated. The financing obligation at March 31, 2012 and 2013 was ¥48,500 million and ¥47,435 million, respectively.

For the fiscal years ended March 31, 2011, 2012 and 2013, the MUFG Group recognized ¥11,332 million, ¥10,913 million and ¥3,975 million, respectively, of impairment losses for long-lived assets, primarily real estate which was either formerly used for its banking operations and is no longer used or real estate that is being used where recovery of the carrying amount is doubtful. In addition, ¥199 million, ¥5,209 million and ¥1,932 million of impairment losses were recognized for real estate held for sale for the fiscal years ended March 31, 2011, 2012 and 2013, respectively. These losses are included in Other non-interest expenses. In computing the amount of impairment losses, fair value was determined primarily based on market prices, if available, or the estimated price based on an appraisal.